Consolidated Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Gold Portfolio
May 31, 2025
GOL-NPRT1-0725
1.802173.121
Commodities - 0.8%
	Troy Ounces	Value ($)
UNITED STATES - 0.8%
Materials - 0.8%
Metals & Mining - 0.8%
Gold Bullion (Cost $4,575,085)	5,582	18,391,629

Common Stocks - 98.3%
	Shares	Value ($)
AUSTRALIA - 6.0%
Materials - 6.0%
Metals & Mining - 6.0%
Gold Road Resources Ltd	9,817,177	21,515,718
Northern Star Resources Ltd	5,881,227	79,535,997
OceanaGold Corp	7,400,900	32,950,413

TOTAL AUSTRALIA		134,002,128
BRAZIL - 9.6%
Materials - 9.6%
Metals & Mining - 9.6%
Wheaton Precious Metals Corp	2,483,282	215,168,917
BURKINA FASO - 0.8%
Materials - 0.8%
Metals & Mining - 0.8%
IAMGOLD Corp (a)	2,514,300	17,221,860
CANADA - 67.1%
Materials - 67.1%
Metals & Mining - 67.1%
Agnico Eagle Mines Ltd/CA (b)	2,958,502	348,742,572
Alamos Gold Inc Class A	4,291,100	111,127,405
Artemis Gold Inc (a)	2,353,028	37,498,249
Ascot Resources Ltd warrants (a)	800,000	6
Aya Gold & Silver Inc (a)(b)	1,515,534	13,031,152
B2Gold Corp	6,965,400	23,398,181
Barrick Mining Corp	3,039,400	58,291,987
Bonterra Resources Inc (a)	7,387,297	1,507,227
Dolly Varden Silver Corp (a)(b)	3,663,125	10,703,633
Dundee Precious Metals Inc (b)	1,320,500	20,350,913
Faraday Copper Corp (a)	9,008,880	5,054,715
First Majestic Silver Corp (United States) (b)	1,202,325	7,418,345
Franco-Nevada Corp	1,478,578	249,063,924
Fury Gold Mines Ltd (a)(d)	10,800,000	4,328,342
G Mining Ventures Corp	1,537,700	22,779,496
Guanajuato Silver Co Ltd (a)(d)	30,897,000	4,727,927
Kinross Gold Corp	2,356,900	34,794,909
Lundin Gold Inc	1,923,500	92,940,784
Maple Gold Mines Ltd (a)	18,373,019	1,137,980
Novagold Resources Inc (a)	2,884,000	10,360,418
OR Royalties Inc	4,368,900	111,645,953
Orla Mining Ltd (a)	7,923,669	83,777,781
Osisko Development Corp (a)	2,830,047	5,176,098
Osisko Development Corp warrants 3/2/2026 (a)	1,144,505	1,345
Osisko Development Corp warrants 5/27/2027 (a)	666,666	744
Sandstorm Gold Ltd	339,600	3,002,063
Seabridge Gold Inc (a)	652,000	8,000,038
Skeena Resources Ltd (a)	1,176,300	15,068,571
Solaris Resources Inc (a)	546,031	2,427,070
Ssr Mining Inc (a)	1,508,500	17,845,554
Torex Gold Resources Inc (a)	2,604,800	83,628,439
Triple Flag Precious Metals Corp	3,535,800	77,474,045
Victoria Gold Corp (a)(c)	2,329,800	17
Vizsla Royalties Corp	116,813	191,518
Vizsla Royalties Corp	111,813	183,320
Vizsla Silver Corp (a)	2,931,000	8,500,295
Wesdome Gold Mines Ltd (a)	1,765,976	23,458,842
Western Copper & Gold Corp (a)(b)	8,509,673	9,549,238

TOTAL CANADA		1,507,189,096
CHINA - 1.3%
Materials - 1.3%
Metals & Mining - 1.3%
Zijin Mining Group Co Ltd H Shares	12,918,000	28,830,776
SOUTH AFRICA - 1.9%
Materials - 1.9%
Metals & Mining - 1.9%
Gold Fields Ltd	1,907,500	43,592,968
UNITED KINGDOM - 3.0%
Materials - 3.0%
Metals & Mining - 3.0%
Anglogold Ashanti Plc	1,551,482	67,970,426
UNITED STATES - 8.6%
Materials - 8.6%
Metals & Mining - 8.6%
Dakota Gold Corp (a)(b)	2,379,600	7,281,576
Hecla Mining Co (b)	880,100	4,523,713
Ivanhoe Electric Inc / US (a)	617,652	4,539,742
Ivanhoe Electric Inc / US warrants (a)	255,152	376,383
Newmont Corp	3,192,148	168,290,043
Royal Gold Inc	47,500	8,460,700

TOTAL UNITED STATES		193,472,157
TOTAL COMMON STOCKS (Cost $1,040,463,554)		2,207,448,328

Money Market Funds - 6.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.32	8,163,601	8,165,233
Fidelity Securities Lending Cash Central Fund (e)(f)	4.32	142,913,380	142,927,672
TOTAL MONEY MARKET FUNDS (Cost $151,092,905)			151,092,905

TOTAL INVESTMENT IN SECURITIES - 105.8% (Cost $1,196,131,544)	2,376,932,862
NET OTHER ASSETS (LIABILITIES) - (5.8)%	(129,814,307)
NET ASSETS - 100.0%	2,247,118,555

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Affiliated company
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,883,377	87,306,568	84,024,712	65,625	-	-	8,165,233	8,163,601	0.0%
Fidelity Securities Lending Cash Central Fund	20,659,019	299,850,570	177,581,917	57,040	-	-	142,927,672	142,913,380	0.5%
Total	25,542,396	387,157,138	261,606,629	122,665	-	-	151,092,905

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fury Gold Mines Ltd	3,956,454	-	-	-	-	371,888	4,328,342	10,800,000
Guanajuato Silver Co Ltd	3,630,544	-	-	-	-	1,097,383	4,727,927	30,897,000
Total	7,586,998	-	-	-	-	1,469,271	9,056,269

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price prior to 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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